[letterhead of
State Street Research Investment Services, Inc.
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

April 20, 2000

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Capital Trust
      Securities Act of 1933 Registration No. 2-86271
      Investment Company Act of 1940 File No. 811-3838
      CIK 0000727101

Ladies and Gentlemen:

On behalf of State Street Research Capital Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses dated February 1, 2000, as supplemented February 1, 2000. The prospectuses and supplements were filed electronically on February 4, 2000 (EDGAR accession number 0000950146-00-000096):

Fund                                    Language
----                                    --------
State Street Research                   Chinese
  Emerging Growth Fund

State Street Research                   Spanish
  Emerging Growth Fund

State Street Research                   Spanish
  Aurora Fund

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH

CAPITAL TRUST


By:   /s/ Amy L. Simmons
      ------------------------
      Amy L. Simmons
      Assistant Secretary

cc:   John Hunt, Esq.
      Geoffrey R.T. Kenyon, Esq.
      Evelyn M. Talmo
        Goodwin, Procter & Hoar LLP
      Darman A. Wing, Esq.
        State Street Research & Management Company